Exhibit 99.4 Schedule 3

Loan Level Tape Compare Upload
Loans in Report	173

Loan Number	Borrower Last Name	Field	Tape Data	Reviewer Data
6425425	XXXXXX	Property City	XXXXXX	XXXXXX
6655437	XXXXXX	Debt to Income Ratio (Back)	23.2000	29.8427
6655469	XXXXXX	Debt to Income Ratio (Back)	30.3000	34.8583
6655495	XXXXXX	Debt to Income Ratio (Back)	45.3000	48.3767
6655587	XXXXXX	Debt to Income Ratio (Back)	49.1000	36.9798
6655595	XXXXXX	Debt to Income Ratio (Back)	49.6000	54.4402
6655598	XXXXXX	Number of Units	2	1
6655602	XXXXXX	Combined LTV	64.1000	71.0404
6655617	XXXXXX	Debt to Income Ratio (Back)	46.4000	40.9253
6655644	XXXXXX	Debt to Income Ratio (Back)	34.5000	37.7221

©2026 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.